Schedule of aging accounts receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 5,612,914	$ 1,616,167
Total accounts receivables	5,528,826	1,616,167
1-30 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	5,481,279
Total accounts receivables		1,526,461
31-60 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	25,670
Total accounts receivables		22,116
61-90 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	21,986
Total accounts receivables		53,071
91-120 Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	5,998
Total accounts receivables		5,121
121+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables	$ 77,981
121+ Days [Member]
Financing Receivable, Past Due [Line Items]
Total accounts receivables		$ 9,398